Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Dividend Restrictions [Abstract]
Dividend Restrictions

17. Dividend Restrictions

Bank regulators limit the amount of dividends a subsidiary bank can declare in any calendar year without obtaining prior approval. At December 31, 2011, approximately $51.3 million of the total stockholders' equity of PNB was available for the payment of dividends to the Corporation, without approval by the applicable regulatory authorities. Vision Bank is currently not permitted to pay dividends to the Corporation.